Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Nov. 12, 2018	Jul. 19, 2018	Jun. 24, 2015	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Estimated liability related to contract dispute claim with vendor				$ 4,000	$ 4,000
Operating lease ,Rent expenses					$ 6,100	$ 6,100
Pending Litigation | Automobile Accident
Loss Contingencies [Line Items]
Loss contingency, damages awarded initially	$ 33,000	$ 100,000
Pending Litigation | Master Purchase Agreement For Products And/Or Services | ProFrac Services, LLC
Loss Contingencies [Line Items]
Loss contingency, monetary relief sought by plaintiff				$ 8,310
Minimum | Pending Litigation | Automobile Accident
Loss Contingencies [Line Items]
Loss contingency, monetary relief sought by plaintiff			$ 1,000